March 6, 2007

VIA EDGAR

Office of Filings, Information and Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Old Westbury Funds, Inc. (File Nos. 033-66528 and 811-07912)

Filing Pursuant to Rule 497(j)

Dear Ladies and Gentlemen:

On behalf of Old Westbury Funds, Inc. (the “Corporation”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Corporation’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Corporation’s registration statement was filed with the Commission via EDGAR and became effective on March 1, 2007 (Accession No. 0001193125-07-044461).

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Kimberly K. Vargo, Esq. of Morrison & Foerster LLP at 202-887-6944.

Very truly yours,

/s/ Linda R. Ridolfi
Linda R. Ridolfi, Assistant Secretary
Old Westbury Funds, Inc.
c/o PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

cc:	Diane J. Drake	Robert M. Kurucza, Esq.	Matthew Van Wormer, Esq.
	Deborah J. Ferris, Esq.	Kimberly K. Vargo, Esq.
	Steven L. Williamson, Esq.	Domenick Pugliese, Esq.

A member of The PNC Financial Services Group

PFPC Inc.

301 Bellevue Parkway Wilmington Delaware 19809